Intangible Assets and Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Intangible Assets and Goodwill
Intangible Assets and Goodwill

5.Intangible Assets and Goodwill

Intangible Assets

The Company has the following intangible assets, net at June 30, 2020:

	Weighted-
	Average
	Remaining	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
Developed Technology	7.82 years	$407,680	$(9,484)	$398,196
Internally developed software	2.37 years	55,109	(26,419)	28,690
Gaming Licenses	4.62 years	19,138	(1,944)	17,194
Trademarks and tradenames	2.82 years	4,480	(278)	4,202
Customer relationships	4.82 years	97,440	(3,627)	93,813
Intangible Assets, net		$583,847	$(41,752)	$542,095

The Company has the following intangible assets, net at December 31, 2019:

	Weighted-
	Average
	Remaining	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
Internally developed software	2.35 years	$43,753	$(21,188)	$22,565
Gaming Licenses	4.86 years	12,003	(629)	11,374
Intangible Assets, net		$55,756	$(21,817)	$33,939

Amortization expense was $16,372 and $19,632 for the three and six months ended June 30, 2020 and $2,125 and $4,223 for the three and six months ended June 30, 2019, respectively.

Goodwill

The changes in the carrying amount of goodwill for the six months ended June 30, 2020 by segment (refer to Note 12 for segment definitions) are:

	B2C	B2B	Total
Balance as of December 31, 2019	$4,738	$—	$4,738
Goodwill acquired in SBTech Acquisition*	348,345	122,600	470,945
Currency Translation Adjustment	—	4,895	4,895
Balance as of June 30, 2020	$353,083	$127,495	$480,578

* = Preliminary allocation

4.    Intangible Assets and Goodwill

The Company has the following intangible assets, net at December 31, 2019:

	Weighted-
	Average	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
User relationships	—	$3,328	$(3,328)	$—
Internally developed software	2.35 years	43,753	(21,188)	22,565
State licenses	4.86 years	12,003	(629)	11,374
Intangible Assets, net		$59,084	$(25,145)	$33,939

The Company has the following intangible assets, net at December 31, 2018:

	Weighted-
	Average	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
User relationships	0.5 years	$3,328	$(3,013)	$315
Internally developed software	2.45 years	28,937	(12,572)	16,365
State licenses	0.75 years	251	(55)	196
Intangible Assets, net		$32,516	$(15,640)	$16,876

The Company recorded amortization expense of  $9,505,  $6,314 and $4,367 for the years ended December 31, 2019, 2018 and 2017, respectively.

At December 31, 2019, estimated future amortization of intangible assets is as follows:

Year ending December 31,
2020	$13,048
2021	10,250
2022	6,241
2023	2,200
2024 and thereafter	2,200
Total	$33,939

Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018 are as follows:

Balance as of December 31, 2017	$4,399
Goodwill acquired	339
Balance as of December 31, 2018	$4,738
Goodwill acquired	—
Balance as of December 31, 2019	$4,738

The Company recorded an increase of  $339 to goodwill in connection with an immaterial acquisition during the year ended December 31, 2018. No impairment of goodwill was recorded in the years ended December 31, 2019, 2018 and 2017.